Accounts Receivable	12 Months Ended
Dec. 31, 2020
Disclosure Of Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE
4.	ACCOUNTS RECEIVABLE

Accounts receivable consists of amounts due from one customer ($484,790), GST receivable ($29,080) and share subscription receivable ($90,000). The amount of trade receivable included within Receivables on the consolidated statement of financial position was $484,790 and none as of December 31, 2020 and 2019, respectively. There has been no provision for doubtful accounts for the years presented.

The Company entered into an Accounts Receivable Purchase and Security Agreement (the “Factor Agreement”) with full recourse. Pursuant to the Factor Agreement, the factor advances funds to the Company for the right to collect cash flows from factored accounts receivable and charges fees for its services. The factor advances funds to the Company at 90% of accounts receivable factored. The outstanding balance bears a daily interest rate of 0.05%. As of December 31, 2020, 100% of the monies owed were collected by the Company and the factoring agent under the terms of the Factor Agreement. The Company expenses the fees and interest charged by the factoring agent as a loss on factoring within its financial statements, which totaled $50,306 during the twelve month period ended December 31, 2020.